Unaudited Condensed Interim Consolidated Statements of Shareholders’ Equity - USD ($)	Share capital	Other reserves	Accumulated deficit	Accumulated other comprehensive loss	Total
Balance at Dec. 31, 2023	$ 51,020,121	$ 21,053	$ (53,363,032)	$ (1,507,034)	$ (3,828,892)
Issuance of shares from private placement	1,137,762	10,290,426			11,428,188
Issuance of shares upon exercise of prefunded warrants	10,287,056	(10,287,056)
Cancelled shares	(1,445,188)				(1,445,188)
Share issuance costs	(584,914)				(584,914)
Fair value of RSUs redeemed at $25.69 per share	1,547,703				1,547,703
Net loss			(2,682,890)		(2,682,890)
Translation adjustment				136,130	136,130
Balance at Jun. 30, 2024	61,962,540	24,423	(56,045,922)	(1,370,904)	4,570,137
Balance at Dec. 31, 2023	51,020,121	21,053	(53,363,032)	(1,507,034)	(3,828,892)
Balance at Dec. 31, 2024	63,319,398	24,423	(57,459,061)	(1,608,222)	4,276,538
Issuance of shares from private placement	320,000				320,000
Impact of loss of control of Canmart	(3)	(21,053)	21,056	(602,480)	(602,480)
Net loss			(815,001)		(815,001)
Translation adjustment				122,144	122,144
Balance at Jun. 30, 2025	$ 63,639,395	$ 3,370	$ (58,253,006)	$ (2,088,558)	$ 3,301,201